Taxes	12 Months Ended
Dec. 31, 2011
Taxes [Abstract]
TAXES
3.	TAXES

The reconciliation of the expected provision for income tax recovery/expense to the actual provision for income tax recovery/expense reported in the consolidated statements of operations is as follows:

	2011	2010
Earnings (loss) before income taxes	$23,356	$(18,571)
Expected income tax expense (recovery) at Canadian statutory income tax rate of 28.25% (2010 – 31.00%)	6,598	(5,713)
Permanent differences	811	74
Effect of change in tax rates	(5,972)	615
Reversal of previously recognized foreign tax credits	—	4,260
Foreign withholding taxes paid	264	1,813
Increase (decrease) in valuation allowance	(10,142)	1,992

Provision for income tax (recovery) expense	$(8,441)	$3,041

The significant components of the Company’s future income tax assets and liabilities are as follows:

	2011	2010
Tax loss carryforwards	$15,102	$21,233
Scientific research and experimental development (“SR&ED”) carryforwards	4,959	4,823
Harmonization asset	617	682
Share issue costs	1,913	618
Investment tax credits (“ITC’s”)	4,648	—
Accounts payable and other	8,986	9
Difference between tax and book value of convertible debentures	(6,308)	—
Difference between tax and book value of furniture and patents	(9,208)	(12,748)

Total future income tax asset	20,709	14,616
Valuation allowance	(4,474)	(14,616)

Net future income tax asset	$16,235	$—

	2011	2010
Current deferred tax liabilities	$(1,851)	$—
Non-current deferred tax assets	18,086	—

	$16,235	—

Management has assigned probabilities to the Company’s expected future taxable income based on significant risk factors, sensitivity analysis and timing of non-capital tax losses resulting in the release of the valuation allowance. The amount of the future income tax asset considered realizable could change materially in the near term, based on future taxable income during the carryforward period. During the year ended December 31, 2011, the Company recorded a deferred tax recovery of $11,716 which was largely attributable to the reversal of a significant portion of the Company’s valuation allowance that was applied against the deferred tax assets comprised of the Company’s Canadian tax loss carryforwards and SR&ED credits. The valuation allowance consists of $2,975 in Canada and $1,499 in the U.S.

As at December 31, 2011, the Company had unused non-capital tax losses of approximately $42,706 (2010 – $67,207) and SR&ED expenditure pool totaling $19,606 (2010 – $18,671) that are due to expire as follows:

	SR&ED Expenditure Pool	Tax Losses
2025	$—	$7,161
2026	—	444
2027	—	91
2029	—	3,877
2030	—	30,145
2031	—	988
Indefinite	19,606	—

	$19,606	$42,706

The Company also has investment tax credits of $6,221, that expire in various amounts from 2016 to 2031, and $22,164 of capital losses carried forward with no expiry date.

For the year ended December 31, 2011, the Company incurred R&D costs totaling $869 (2010 – $766) that it believes will qualify for SR&ED deductions and ITCs. R&D costs are comprised primarily of salaries and benefits.

In addition, the Company has approximately $3,944 of net operating loss carry forwards available for U.S. income tax purposes to reduce taxable income of future years that expire in various amounts from 2021 to 2031.

A reconciliation of the beginning and ending amounts of unrecognized income tax benefits for the years ended December 31, 2011 and 2010 is as follows:

	2011	2010

Balance at January 1	$—	$—
Tax postions related to current year:
Additions	—	—
Reductions	—	—
Tax postions related to prior years:
Additions	—	—
Reductions	—	—

Balance at December 31	$—	$—

The Company recognizes interest and penalties related to uncertain tax positions as a component of income tax provision. At December 31, 2011 and 2010, there were no interest or penalties included in the income tax provision.

The Company files Canadian and U.S. federal and state income tax returns. The Company is subject to examination by the tax authorities for the tax years ended 2007 through 2010. The Company does not have any unrecognized tax positions as at December 31, 2011.